Investments in Financial Instruments - Additional Information (Details) $ in Thousands, $ in Millions	1 Months Ended										3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 MXN ($)	Nov. 30, 2019 USD ($)	Nov. 30, 2019 MXN ($)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 MXN ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 MXN ($)	Jun. 30, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Financial Instruments
Decline in estimated fair value of the Group's investment accounted for in other comprehensive income or loss, net of tax														$ 15,259,764	$ (180,114)
Impairment loss on Group's investment in shares of UHI II														5,455,356
Fair value amount of Open ended fund	$ 10.0	$ 258,956	$ 153.7	$ 3,155,643	$ 153.7	$ 3,155,643	$ 121.6	$ 2,301,682	$ 121.6	$ 2,301,682
Cash proceeds from disposition in the aggregate amount													$ 1,755,415
UH II
Financial Instruments
Impairment loss on Group's investment in shares of UHI II											$ 228.6	$ 5,455,356		5,455,356
Warrants issued by UHI
Financial Instruments
Decline in estimated fair value of the Group's investment accounted for in other comprehensive income or loss, net of tax												$ 21,937,152
Tax amount on decline in estimated fair value of the Group's investment accounted for in other comprehensive income or loss														$ 6,581,146